Post-employment Benefits (Details 9) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Cost of current service	R$ 3,966
Estimated cost of interest	397,093
Expected return on plan assets	(410,063)
Expected employee contributions	(1,983)
Costs (income or loss)	(10,987)
Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Cost of current service	6,879
Estimated cost of interest	141,876
Expected return on plan assets	(18,629)
Expected employee contributions
Costs (income or loss)	130,126
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Cost of current service	205
Estimated cost of interest	700,311
Expected return on plan assets	(769,615)
Expected employee contributions	(89)
Costs (income or loss)	R$ (69,188)